Property and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property and equipment
Summary of property and equipment

		Furniture,
		fixtures
	Motor	and other	Leasehold	Construction
	vehicles	equipment	improvement	in progress	Total
	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2017	18,515	244,189	704,126	8,878	975,708
Additions	4,454	22,331	21,415	48,209	96,409
Transferred from construction in progress	—	5,098	45,446	(50,544)	—
Disposals	(1,566)	(8,584)	(23,446)	(1,013)	(34,609)
Balance at June 30, 2018	21,403	263,034	747,541	5,530	1,037,508
Additions	190	21,970	12,137	29,325	63,622
Acquisition through a business combination (Note 19)	—	3,954	8,772	—	12,726
Transferred from construction in progress	—	22,962	1,051	(24,013)	—
Transferred to intangible assets	—	—	—	(2,438)	(2,438)
Disposals	—	(5,236)	—	—	(5,236)
Balance at June 30, 2019	21,593	306,684	769,501	8,404	1,106,182

Accumulated depreciation
Balance at June 30, 2017	(9,879)	(82,124)	(163,086)	—	(255,089)
Depreciation for the year	(4,476)	(33,414)	(75,238)	—	(113,128)
Disposals	338	4,340	5,112	—	9,790
Balance at June 30, 2018	(14,017)	(111,198)	(233,212)	—	(358,427)
Depreciation for the year	(3,669)	(62,121)	(66,236)	—	(132,026)
Disposals	—	4,894	—	—	4,894
Balance at June 30, 2019	(17,686)	(168,425)	(299,448)	—	(485,559)

Net book value
At June 30, 2018	7,386	151,836	514,329	5,530	679,081
At June 30, 2019	3,907	138,259	470,053	8,404	620,623